SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE 34 – SUBSEQUENT EVENTS:

During January 2026, the Company issued 400,000 Common Shares in respect of the exercise of 400,000 vested RSUs.

During January 2026, the Company issued 4,000 Common Shares in respect of the exercise of 4,000 share options for proceeds of $11.

During January 2026, the Company issued 252,967 Common Shares in respect of the exercise of 252,967 warrants for proceeds of $945.